STOCKHOLDERS' EQUITY (Details - Warrant activity) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants outstanding, ending balance	229,628	177,028
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 7.34	$ 8.91
Average Remaining Contractual Term, Warrants outstanding	1 year 9 months 25 days	1 year 7 months 28 days	1 year 9 months 14 days
Warrants issued	4,241,504	52,600
Weighted Average Exercise Price, Warrants issued	$ 4.15	$ 2.08
Warrants exercised	(117,188)	0
Weighted Average Exercise Price, Warrants exercised
Warrants forfeited	(4,307)	0
Weighted Average Exercise Price, Warrants forfeited
Warrants outstanding, ending balance	4,349,637	229,628	177,028
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 4.36	$ 7.34	$ 8.91